Financial instruments and related disclosures - Summary of Movement in Financial Instruments Measured Using Level 3 Valuation Method (Details) - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurements of assets and liabilities [line items]
At 1 January	£ (6,248)	£ (6,411)
Exchange adjustments	(1)	0
Net losses recognised in the income statement	(1,733)	(863)
Net losses recognised in other comprehensive income	(42)	(142)
Contingent consideration related to business acquisitions in the period	(104)	0
Settlement of contingent consideration liabilities	1,254	1,145
Additions	111	57
Disposals and settlements	(30)	(25)
Transfers from Level 3	0	(9)
At 31 December	£ (6,793)	£ (6,248)